Pioneer High Income Municipal Portfolio
Schedule of Investments  |  November 30, 2021

Schedule of Investments  |  11/30/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 91.9%
	Debtors in Possesion Financing — 0.4% of Net Assets#
	Iron & Steel — 0.4%
7,500,000	United States Steel Corp., 6.65%, 6/1/37	$ 8,009,025
	Total Iron & Steel	$8,009,025
	Total Debtors in Possesion Financing (Cost $7,391,649)	$8,009,025

	Municipal Bonds — 91.5% of Net Assets(a)
	Alabama — 1.3%
2,500,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 2,999,475
3,251,500	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.50%, 5/1/32 (144A)	3,527,325
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	20,250,650
	Total Alabama	$26,777,450
	Alaska — 0.2%
2,750,000	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/1/50	$ 3,054,728
1,500,000	Northern Tobacco Securitization Corp., Series B-1, 4.00%, 6/1/50	1,665,015
	Total Alaska	$4,719,743
	Arizona — 1.6%
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49 (144A)	$ 1,985,713
12,795,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	13,277,499
9,640,000	Industrial Development Authority of the City of Phoenix, Deer Valley Veterans Assisted Living Project, Series A, 5.125%, 7/1/36	9,965,350
1,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.00%, 5/1/34	1,105,490
3,000,000	Industrial Development Authority of the County of Pima, Facility Desert Heights Charter, 7.25%, 5/1/44	3,331,560
1Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Arizona — (continued)
1,700,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	$ 1,878,534
2,400,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	2,645,832
	Total Arizona	$34,189,978
	Arkansas — 1.7%
32,265,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 35,610,880
	Total Arkansas	$35,610,880
	California — 13.4%
5,000,000	California Community Housing Agency, 3.00%, 8/1/56 (144A)	$ 4,532,500
2,500,000	California Community Housing Agency, 4.00%, 8/1/46 (144A)	2,572,575
100,000	California County Tobacco Securitization Agency, Series A, 5.875%, 6/1/43	100,348
12,025,000	California Educational Facilities Authority, Stanford University, Series U-6, 5.00%, 5/1/45	18,832,593
4,495,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	7,119,900
9,020,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.00%, 5/1/49	14,348,926
10,000,000	California Health Facilities Financing Authority, Series A, 4.00%, 8/15/48	11,867,000
185,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/36 (144A)	219,762
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/46 (144A)	2,346,080
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 11/1/49 (144A)	2,191,280
2,000,000	California Municipal Finance Authority, Series A, 5.00%, 12/1/54 (144A)	2,328,460
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	3,125,893
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	6,800,125
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	5,068,164
1,600,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	1,921,968
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.00%, 10/1/35	260,675
Pioneer High Income Municipal Portfolio |  | 11/30/212

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	$ 1,621,595
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	558,740
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,765,937
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.00%, 7/1/42	6,466,320
2,865,000(b)	California School Finance Authority, Classical Academies Project, Series A-1, 7.375%, 10/1/43	3,034,493
125,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	134,968
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	922,487
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,427,931
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.00%, 10/1/49	1,119,970
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,579,324
1,875,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	2,220,544
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,740,944
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,529,680
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	1,212,020
10,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	12,218,000
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	15,001,632
700,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/34	790,636
6,980,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/39	7,820,881
8,415,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/49	9,268,786
3Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	California — (continued)
15,950,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/54	$ 17,707,530
3,000,000	CMFA Special Finance Agency VII, Series A1, 3.00%, 8/1/56 (144A)	2,820,750
4,000,000	CMFA Special Finance Agency VII, Series A2, 4.00%, 8/1/47 (144A)	4,025,400
4,000,000	CSCDA Community Improvement Authority, 4.00%, 2/1/57 (144A)	4,042,520
5,500,000	CSCDA Community Improvement Authority, Series A-2, 3.00%, 2/1/57 (144A)	5,050,595
30,830,000(b)	Golden State Tobacco Securitization Corp., Series A-1, 5.00%, 6/1/47	31,292,758
11,815,000(b)	Golden State Tobacco Securitization Corp., Series A-1, 5.25%, 6/1/47	12,267,042
9,825,000(b)	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.30%, 6/1/37	9,984,754
9,245,000	Los Angeles Department of Water & Power, Series B, 5.00%, 7/1/41	12,118,808
3,000,000	Los Angeles Department of Water & Power, Series B, 5.00%, 7/1/48	3,867,630
2,500,000(c)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/41 (AGM Insured)	1,588,750
1,925,000(c)	Pittsburg Unified School District Financing Authority, Capital Appreciation General Obligation Pittsburg, 9/1/42 (AGM Insured)	1,185,550
1,000,000	Tobacco Securitization Authority of Northern California, Series B1, 4.00%, 6/1/49	1,167,510
11,235,000	University of California, Series BE, 4.00%, 5/15/47	13,184,834
	Total California	$280,375,568
	Colorado — 2.8%
4,535,000(d)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 4,928,366
577,000(d)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	621,140
865,000(d)	Belleview Village Metropolitan District, 4.95%, 12/1/50	940,324
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, Series A, 8.00%, 9/1/43	2,263,240
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, Series A, 8.125%, 9/1/48	5,668,950
1,250,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,339,175
Pioneer High Income Municipal Portfolio |  | 11/30/214

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Colorado — (continued)
2,090,000(d)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	$ 2,235,318
2,840,000(d)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	3,067,910
3,379,000	Dominion Water & Sanitation District, 6.00%, 12/1/46	3,457,156
3,550,000(d)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	3,937,411
7,635,000(d)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	8,169,068
3,280,000(d)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,349,700
1,125,000	Nine Mile Metropolitan District, 4.625%, 12/1/30	1,243,260
4,880,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	5,419,484
1,000,000(d)	Ridgeline Vista Metropolitan District, Series A, 5.25%, 12/1/60	1,116,820
1,000,000(d)	Settler's Crossing Metropolitan District No. 1, Series A, 5.00%, 12/1/40 (144A)	1,092,010
2,130,000(d)	Settler's Crossing Metropolitan District No. 1, Series A, 5.125%, 12/1/50 (144A)	2,319,421
597,000(d)	Settler's Crossing Metropolitan District No. 1, Series B, 7.625%, 12/15/50	632,886
1,875,000(d)	Village at Dry Creek Metropolitan District No. 2, 4.375%, 12/1/44	1,983,094
1,250,000(d)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,332,200
1,240,000(d)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/39	1,342,846
1,460,000(d)	Willow Bend Metropolitan District, Series A, 5.00%, 12/1/49	1,570,814
755,000(d)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	800,693
	Total Colorado	$58,831,286
	District of Columbia — 0.0%†
735,000	District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40	$ 762,570
	Total District of Columbia	$762,570
	Florida — 0.3%
500,000(e)	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/43	$ 160,000
750,000	Capital Trust Agency, Inc., Series B, 5.00%, 7/1/53	240,000
500,000	Capital Trust Agency, Inc., Series B, 5.25%, 7/1/48	160,000
700,000	County of Lake FL, 5.00%, 1/15/39 (144A)	799,414
1,525,000	County of Lake FL, 5.00%, 1/15/49 (144A)	1,729,091
5Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Florida — (continued)
850,000	County of Lake FL, 5.00%, 1/15/54 (144A)	$ 947,223
2,500,000	Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai, 4.25%, 6/1/56	2,656,075
	Total Florida	$6,691,803
	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, 5.625%, 6/1/47	$ 1,098,669
	Total Guam	$1,098,669
	Illinois — 12.7%
1,650,000	Chicago Board of Education, 5.75%, 4/1/35	$ 2,030,952
8,010,000	Chicago Board of Education, 6.00%, 4/1/46	9,852,540
6,500,000(d)	Chicago Board of Education, 6.138%, 12/1/39	7,972,965
5,440,000(d)	Chicago Board of Education, 6.519%, 12/1/40	6,996,547
2,035,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/33	2,534,124
925,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/41	927,831
12,075,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/42	12,524,311
35,000(d)	Chicago Board of Education, Series A, 5.25%, 12/1/41	35,111
5,000,000(d)	Chicago Board of Education, Series A, 5.50%, 12/1/31 (AMBAC Insured)	6,952,550
1,575,000(d)	Chicago Board of Education, Series A, 5.50%, 12/1/39	1,580,292
1,000,000(d)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,296,470
8,000,000(d)	Chicago Board of Education, Series B, 6.50%, 12/1/46	9,844,720
2,415,000(d)	Chicago Board of Education, Series C, 5.25%, 12/1/39	2,689,537
3,250,000(d)	Chicago Board of Education, Series D, 5.00%, 12/1/31	3,954,372
15,000,000(d)	Chicago Board of Education, Series D, 5.00%, 12/1/46	18,270,150
1,305,000(d)	Chicago Board of Education, Series G, 5.00%, 12/1/44	1,552,911
4,275,000(d)	Chicago Board of Education, Series H, 5.00%, 12/1/46	5,074,510
3,435,000(d)	City of Chicago IL, Series 2002B, 5.50%, 1/1/30	3,908,687
10,000,000(d)	City of Chicago IL, Series A, 5.00%, 1/1/28	12,228,400
2,000,000(d)	City of Chicago IL, Series A, 5.00%, 1/1/44	2,395,720
9,200,000(d)	City of Chicago IL, Series A, 5.50%, 1/1/35	11,909,400
Pioneer High Income Municipal Portfolio |  | 11/30/216

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
17,000,000(d)	City of Chicago IL, Series A, 5.50%, 1/1/49	$ 20,737,790
7,975,000(d)	City of Chicago IL, Series A, 6.00%, 1/1/38	9,964,683
4,000,000(d)	City of Chicago IL, Series B, 6.314%, 1/1/44	5,337,880
4,495,000	City of Plano IL Special Service Area No. 3 & No. 4, 4.00%, 3/1/35	4,719,705
4,050,000	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	4,025,902
2,520,597(f)	Illinois Finance Authority, Series A-3, 4.00%, 11/15/52	2,559,414
1,591,212(c)	Illinois Finance Authority, Series B1, 11/15/52	143,830
5,000,000(c)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 12/15/56	1,760,900
4,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/42	4,587,480
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 12/15/47	2,268,140
10,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	11,233,000
2,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	2,825,700
25,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/50	30,111,750
23,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/57	27,198,880
2,830,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series B, 5.00%, 6/15/52 (ST APPROP Insured)	2,902,901
7,690,000(e)	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	5,306,100
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,344,250
3,040,000	Village of Lincolnwood Il, Series A, 4.82%, 1/1/41 (144A)	3,071,768
1,225,000	Village of Matteson IL, 6.50%, 12/1/35	1,391,551
1,139,000	Village of Volo IL Special Service Area No. 17, 5.50%, 3/1/47	1,191,531
	Total Illinois	$267,215,255
	Indiana — 6.1%
2,745,000	City of Anderson IN, 5.375%, 1/1/40	$ 2,863,529
630,000	City of Evansville IN, Silver Birch Evansville Project, 4.80%, 1/1/28	649,089
6,475,000	City of Evansville IN, Silver Birch Evansville Project, 5.45%, 1/1/38	6,706,870
7Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Indiana — (continued)
700,000	City of Fort Wayne IN, 5.125%, 1/1/32	$ 721,770
4,665,000	City of Fort Wayne IN, 5.35%, 1/1/38	4,821,277
24,990,000	City of Hammond IN, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	25,761,441
1,275,000	City of Kokomo IN, Silver Birch of Kokomo, 5.75%, 1/1/34	1,339,489
7,705,000	City of Kokomo IN, Silver Birch of Kokomo, 5.875%, 1/1/37	8,100,344
1,155,000	City of Lafayette IN, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	1,234,730
6,000,000	City of Lafayette IN, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,505,620
1,000,000	City of Mishawaka IN, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	1,004,290
5,890,000	City of Mishawaka IN, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,985,830
1,755,000	City of Muncie IN, Silver Birch Muncie Project, 5.05%, 1/1/31	1,817,987
5,510,000	City of Muncie IN, Silver Birch Muncie Project, 5.25%, 1/1/37	5,760,264
4,560,000	City of Terre Haute IN, 5.35%, 1/1/38	4,656,991
7,500,000(b)	Indiana Finance Authority, Series A, 5.00%, 7/1/44	8,087,700
1,405,000(b)	Indiana Finance Authority, Series A, 5.00%, 7/1/48	1,515,096
1,705,000(b)	Indiana Finance Authority, Series A, 5.25%, 1/1/51	1,834,580
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,982,461
330,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	383,698
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,851,284
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,943,523
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	12,223,741
8,425,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	8,701,930
8,000,000	Town of Plainfield IN Multifamily Housing Revenue, 5.375%, 9/1/38	8,085,760
	Total Indiana	$128,539,294
	Iowa — 1.5%
8,000,000	Iowa Finance Authority, 4.75%, 8/1/42	$ 8,163,840
Pioneer High Income Municipal Portfolio |  | 11/30/218

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iowa — (continued)
4,000,000	Iowa Tobacco Settlement Authority, Series A-2, 4.00%, 6/1/49	$ 4,450,800
16,250,000	Iowa Tobacco Settlement Authority, Series B-1, 4.00%, 6/1/49	18,654,513
	Total Iowa	$31,269,153
	Kansas — 0.7%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 412,188
11,215,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	11,550,441
2,000,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,057,900
	Total Kansas	$14,020,529
	Maryland — 0.0%†
900,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 968,364
	Total Maryland	$968,364
	Massachusetts — 1.3%
11,500,000	Massachusetts Development Finance Agency, 5.00%, 7/1/50	$ 18,672,205
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	382,500
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,460,000
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.00%, 4/15/40	1,352,700
4,500,000	Massachusetts Development Finance Agency, Linden Ponds, 5.125%, 11/15/46 (144A)	5,018,850
723,826(c)	Massachusetts Development Finance Agency, Linden Ponds, Series B, 11/15/56	723,848
	Total Massachusetts	$27,610,103
	Michigan — 2.7%
8,565,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 9,121,468
1,250,000	Flint Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,312,875
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, 5.75%, 4/1/40	6,554,090
1,105,000	Michigan Finance Authority, Series A-2, 5.00%, 6/1/40	1,411,383
2,000,000	Michigan Finance Authority, Series B-1, 5.00%, 6/1/49	2,357,800
60,000,000(c)	Michigan Finance Authority, Series B-2, 6/1/65	8,143,800
9Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Michigan — (continued)
4,000,000(f)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	$ 4,646,040
7,125,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	7,907,895
7,550,000	University of Michigan, Series A, 5.00%, 4/1/50	9,666,341
	Total Michigan	$56,606,692
	Minnesota — 1.6%
4,210,000	City of Bethel MN, Series A, 5.00%, 7/1/48	$ 4,754,984
1,000,000	City of Bethel MN, Series A, 5.00%, 7/1/53	1,128,660
2,600,000	City of Brooklyn Park MN, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/34	2,780,180
2,000,000	City of Brooklyn Park MN, Prairie Seeds Academy Project, Series A, 5.00%, 3/1/39	2,141,560
3,515,000	City of Deephaven MN, Eagle Ridge Academy Project, Series A, 5.00%, 7/1/55	3,993,778
400,000	City of Deephaven MN, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	455,536
1,500,000	City of Deephaven MN, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,706,355
1,500,000	City of Rochester MN, Series A, 5.125%, 9/1/38	1,571,715
3,145,000	City of Rochester MN, Series A, 5.25%, 9/1/43	3,249,288
6,080,000	City of Rochester MN, Series A, 5.375%, 9/1/50	6,271,946
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,339,860
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, 5.125%, 12/1/38	1,454,578
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.00%, 7/1/36	1,430,936
	Total Minnesota	$33,279,376
	Missouri — 0.2%
300,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	$ 315,579
1,000,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/36 (144A)	1,054,810
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	2,402,603
	Total Missouri	$3,772,992
	Nevada — 0.0%†
4,000,000(c)	City of Reno NV, Series C, 7/1/58 (144A)	$ 702,720
	Total Nevada	$702,720
Pioneer High Income Municipal Portfolio |  | 11/30/2110

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — 2.7%
975,000	New Jersey Economic Development Authority, Series A, 4.70%, 9/1/28 (144A)	$ 1,058,158
1,255,000	New Jersey Economic Development Authority, Series A, 5.25%, 10/1/38 (144A)	1,471,814
565,000	New Jersey Economic Development Authority, Series A, 5.375%, 9/1/33 (144A)	643,241
7,205,000	New Jersey Economic Development Authority, Series A, 5.375%, 10/1/50 (144A)	8,416,737
1,140,000	New Jersey Economic Development Authority, Series A, 5.625%, 9/1/38 (144A)	1,306,212
6,125,000	New Jersey Economic Development Authority, Series A, 5.75%, 9/1/50 (144A)	6,964,186
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	1,363,436
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,828,875
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,513,725
5,000,000	New Jersey Turnpike Authority, Series A, 4.00%, 1/1/42	5,949,900
18,605,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	21,667,569
	Total New Jersey	$56,183,853
	New Mexico — 1.0%
3,290,000(f)	County of Otero NM, Otero County Jail Project, 9.00%, 4/1/23	$ 3,248,875
16,040,000(f)	County of Otero NM, Otero County Jail Project, 9.00%, 4/1/28	15,839,500
1,750,000	Lower Petroglyphs Public Improvement District, 5.00%, 10/1/48	1,912,365
	Total New Mexico	$21,000,740
	New York — 12.2%
425,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	$ 480,599
4,150,000	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	4,646,838
10,000,000(e)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	1,250,000
8,000,000(e)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,890,000
11Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	New York — (continued)
1,795,000(e)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	$ 424,069
8,755,000	Erie Tobacco Asset Securitization Corp., Series A, 5.00%, 6/1/45	8,773,035
4,395,000	Metropolitan Transportation Authority, Series A-1, 5.00%, 11/15/46	5,040,845
9,500,000	Metropolitan Transportation Authority, Series A-1, 5.00%, 11/15/48	11,411,590
4,845,000	Metropolitan Transportation Authority, Series A-1, 5.25%, 11/15/56	5,611,140
5,300,000	Metropolitan Transportation Authority, Series C-1, 4.75%, 11/15/45	6,364,399
1,870,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/25	2,163,123
2,000,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/33	2,411,220
5,850,000	Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/56	6,772,252
17,000,000	Metropolitan Transportation Authority, Series C-1, 5.25%, 11/15/55	20,701,070
17,100,000(c)	Metropolitan Transportation Authority, Series C-2, 11/15/32	13,436,325
9,000,000(c)	Metropolitan Transportation Authority, Series C-2, 11/15/33	6,854,040
3,000,000	Metropolitan Transportation Authority, Series D-1, 5.00%, 11/15/43	3,660,120
21,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	21,784,889
4,740,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	4,822,997
605,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	611,812
13,120,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	13,251,331
18,500,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	19,681,410
51,600,000(c)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60 (144A)	2,912,820
2,000,000	New York Counties Tobacco Trust VI, Series A-2B, 5.00%, 6/1/45	2,262,520
5,000,000	New York State Urban Development Corp., Series A, 4.00%, 3/15/39	5,946,700
4,445,000	New York State Urban Development Corp., Series E, 4.00%, 3/15/46	5,163,579
Pioneer High Income Municipal Portfolio |  | 11/30/2112

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
4,000,000	New York Transportation Development Corp., 4.375%, 10/1/45	$ 4,620,680
5,000,000	New York Transportation Development Corp., 5.00%, 10/1/40	6,229,150
3,015,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	3,078,948
65,475,000(c)	Suffolk Tobacco Asset Securitization Corp., Series B-1, 6/1/66	13,155,237
50,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	50,000
14,000,000	Triborough Bridge & Tunnel Authority, Series A-1, 5.00%, 5/15/51	17,962,000
3,000,000	TSASC, Inc., Series B, 5.00%, 6/1/45	3,296,280
19,500,000	TSASC, Inc., Series B, 5.00%, 6/1/48	21,450,000
3,000,000	Westchester County Local Development Corp., 5.00%, 7/1/46 (144A)	3,216,930
5,000,000	Westchester County Local Development Corp., 5.00%, 7/1/56 (144A)	5,300,600
	Total New York	$256,688,548
	Ohio — 3.9%
64,200,000	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 6/1/55	$ 73,589,250
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	717,910
4,775,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,876,373
2,900,000	Southeastern Ohio Port Authority, Refunding And Improvement Memorial Health System, 6.00%, 12/1/42	2,967,338
	Total Ohio	$82,150,871
	Pennsylvania — 3.7%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	$ 1,170,440
200,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/32	207,482
2,435,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,841,207
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	9,622,108
13Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Pennsylvania — (continued)
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	$ 4,122,920
3,570,000	Philadelphia Authority for Industrial Development, 5.00%, 3/15/45 (144A)	3,973,517
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,876,846
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,948,875
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,927,175
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	10,472,378
975,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	1,095,890
8,295,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/50	9,134,288
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,631,013
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,367,442
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,170,643
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.50%, 6/15/32	2,556,725
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,325,060
6,000,000(b)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.20%, 12/1/43	6,504,060
	Total Pennsylvania	$77,948,069
	Puerto Rico — 6.6%
42,400,000(d)	Commonwealth of Puerto Rico, Series A, 8.00%, 7/1/35	$ 36,994,000
6,685,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	6,594,084
3,535,000	Puerto Rico Electric Power Authority, Series CCC, 4.80%, 7/1/28	3,460,411
1,285,000	Puerto Rico Electric Power Authority, Series CCC, 5.00%, 7/1/24	1,272,664
Pioneer High Income Municipal Portfolio |  | 11/30/2114

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
3,735,000	Puerto Rico Electric Power Authority, Series DDD, 5.00%, 7/1/23	$ 3,684,017
3,315,000	Puerto Rico Electric Power Authority, Series TT, 5.00%, 7/1/21	3,282,347
1,000,000	Puerto Rico Electric Power Authority, Series WW, 5.00%, 7/1/28	990,400
1,130,000	Puerto Rico Electric Power Authority, Series ZZ, 4.75%, 7/1/27	1,107,570
4,000,000	Puerto Rico Highway & Transportation Authority, Series A, 5.85%, 3/1/27	4,030,960
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/36	114,970
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/37	116,391
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/38	114,415
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/39	115,789
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/40	114,836
110,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 4.00%, 7/1/41	126,045
1,895,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.20%, 7/1/24	1,931,820
45,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Series A, 5.625%, 7/1/22	45,887
3,598,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 4.75%, 7/1/53	4,077,002
34,308,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	39,436,703
2,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.536%, 7/1/53	2,251,760
24,458,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	27,716,539
	Total Puerto Rico	$137,578,610
15Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Rhode Island — 0.4%
2,065,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 371,700
2,000,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 9/1/47 (144A)	3,144,640
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/50	4,693,105
	Total Rhode Island	$8,209,445
	Tennessee — 0.1%
1,095,000	Metropolitan Government Nashville & Davidson County Industrial Development Board, 4.00%, 6/1/51 (144A)	$ 1,115,783
	Total Tennessee	$1,115,783
	Texas — 4.8%
640,000	Arlington Higher Education Finance Corp., 3.50%, 3/1/24 (144A)	$ 666,067
16,875,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	20,115,506
135,000	Arlington Higher Education Finance Corp., Series A, 5.875%, 3/1/24	144,994
525,000	Arlington Higher Education Finance Corp., Series A, 6.625%, 3/1/29	576,492
375,000	Arlington Higher Education Finance Corp., Series A, 7.00%, 3/1/34	416,074
7,030,000	Arlington Higher Education Finance Corp., Series A, 7.125%, 3/1/44	7,843,933
4,935,000	City of Austin TX Electric Utility Revenue, Series A, 5.00%, 11/15/50	6,342,265
420,000	City of Celina TX, 5.50%, 9/1/24	440,391
1,040,000	City of Celina TX, 6.00%, 9/1/30	1,087,206
2,650,000	City of Celina TX, 6.25%, 9/1/40	2,770,045
5,000,000	City of Houston TX Combined Utility System Revenue, Series C, 4.00%, 11/15/49	5,916,200
9,760,000	City of Houston TX Combined Utility System Revenue, Series C, 5.00%, 11/15/45	12,482,942
16,755,000(f)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	17,931,536
3,335,000(f)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	3,386,026
100,000(b)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.25%, 8/15/35 (144A)	112,880
2,000,000(b)	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.50%, 8/15/45 (144A)	2,271,000
1,250,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.50%, 7/1/46	963,963
Pioneer High Income Municipal Portfolio |  | 11/30/2116

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
1,000,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series C, 5.75%, 7/1/51	$ 771,400
75,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 6.00%, 7/1/26	64,214
1,350,000	New Hope Cultural Education Facilities Finance Corp., Village On The Park, Series D, 7.00%, 7/1/51	1,148,310
1,700,000	Newark Higher Education Finance Corp., 5.00%, 6/15/48	1,736,380
17,350,000(e)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	4,272,437
8,142,447	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	8,698,576
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 12/1/30	505,300
	Total Texas	$100,664,137
	Virginia — 5.5%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.50%, 3/1/46	$ 2,940,060
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.40%, 3/1/45 (144A)	2,211,447
3,400,000	County of Fairfax VA Sewer Revenue, Series A, 4.00%, 7/15/41	4,175,812
810,000	Embrey Mill Community Development Authority, 5.30%, 3/1/35 (144A)	932,804
4,615,000	Embrey Mill Community Development Authority, 5.60%, 3/1/45 (144A)	5,359,123
22,045,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	23,175,027
44,310,000	Tobacco Settlement Financing Corp., Series B1, 5.00%, 6/1/47	44,494,329
4,605,000	Tobacco Settlement Financing Corp., Series B2, 5.20%, 6/1/46	4,629,775
14,000,000(c)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,286,360
13,225,000	Virginia Small Business Financing Authority, 5.00%, 1/1/40	13,272,213
925,000	Virginia Small Business Financing Authority, 5.00%, 1/1/44	928,321
10,000,000	Virginia Small Business Financing Authority, 5.00%, 7/1/49	10,033,800
	Total Virginia	$115,439,071
	Wisconsin — 2.4%
5,057,500	Public Finance Authority, Series A1, 7.00%, 10/1/42	$ 5,106,810
17Pioneer High Income Municipal Portfolio |  | 11/30/21

Principal Amount USD ($)		Value
	Wisconsin — (continued)
775,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	$ 924,699
5,905,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/48	6,987,564
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,744,087
2,660,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/50 (144A)	3,032,134
400,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/36 (144A)	424,432
700,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/51 (144A)	730,450
1,130,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	1,173,381
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	10,728,006
350,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	382,903
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	2,203,740
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,764,025
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/56	2,010,300
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37	539,015
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/52	2,608,125
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.30%, 6/1/47	529,945
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,650,550
10,605,000(c)(e)	Public Finance Authority, Springshire Pre Development Project, 3/1/22 (144A)	1,060,500
Pioneer High Income Municipal Portfolio |  | 11/30/2118

Schedule of Investments  |  11/30/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
1,245,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	$ 1,295,958
2,815,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.20%, 10/1/42	2,955,328
	Total Wisconsin	$49,851,952
	Total Municipal Bonds (Cost $1,822,976,676)	$1,919,873,504

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 91.9% (Cost $1,830,368,325)	$1,927,882,529
	OTHER ASSETS AND LIABILITIES — 8.1%	$169,949,193
	Net Assets — 100.0%	$2,097,831,722
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at November 30, 2021.
ST APPROP	State Appropriations
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2021, the value of these securities amounted to $402,650,758, or 19.2% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2021.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
United States Steel Corp.	1/20/2021	$7,391,649	$8,009,025
% of Net assets			0.4%
19Pioneer High Income Municipal Portfolio |  | 11/30/21

The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	24.8%
Tobacco Revenue	19.9
Development Revenue	18.4
Health Revenue	13.7
Transportation Revenue	7.3
General Obligation	5.4
Other Revenue	4.8
Power Revenue	1.9
Facilities Revenue	1.8
Water Revenue	1.3
Utilities Revenue	0.4
Industrial Revenue	0.2
Pollution Control Revenue	0.1
100.0%
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Debtors in Possesion Financing	$—	$8,009,025	$—	$8,009,025
Municipal Bonds	—	1,919,873,504	—	1,919,873,504
Total Investments in Securities	$—	$1,927,882,529	$—	$1,927,882,529
During the three months ended November 30, 2021, there were no transfers in or out of  Level 3.
Pioneer High Income Municipal Portfolio |  | 11/30/2120